Schedule II	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule II
Balance Sheets – Parent Company Only

	Schedule II
December 31,
(in millions, except per common share data)	2022	2021
Assets:
Short-term investments	$1,499	$465
Other investments	198	142
Total investments	1,697	607
Cash	9	2
Due from affiliates - net*	42	1
Current tax receivable	292	25
Deferred income taxes	108	141
Investment in consolidated subsidiaries*	15,373	34,840
Other assets	83	43
Total assets	$17,604	$35,659
Liabilities:
Due to affiliate*	$271	$58
Deferred tax liabilities	10	—
Short term debt	1,500	8,317
Long term debt	7,441	—
Other liabilities	172	198
Total liabilities	9,394	8,573
Corebridge Shareholders’ equity:
Common stock, $0.01 par value; 2,500,000,000 shares authorized; 645,000,000 shares issued	6	—
Common stock class A, $0.01 par value; 2,252,500,000 shares authorized; 581,145,000 shares issued	—	5
Common stock class B, $0.01 par value; 247,500,000 shares authorized; 63,855,000 shares issued	—	1
Additional paid-in capital	8,030	8,054
Retained earnings	16,121	8,859
Accumulated other comprehensive income	(15,947)	10,167
Total Corebridge Shareholders’ equity	8,210	27,086
Total liabilities and equity	$17,604	$35,659
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*Eliminated for the consolidated Corebridge financial statements.
See accompanying Notes to Condensed Financial Information of Registrant.
Statements of Income and Comprehensive
Income-Parent Company Only

		Schedule II
Years Ended December 31,
(in millions)	2022	2021	2020
Revenues:
Equity in undistributed net income (loss) of consolidated subsidiaries*	$6,887	$3,504	$113
Dividend income from consolidated subsidiaries*	1,781	1,893	422
Interest income	79	365	235
Net realized gains (losses)	4	62	(3)
Total revenues	8,751	5,824	767
Expenses:
Interest expense	266	18	2
Net (gain) loss on sale of divested businesses	—	(2,438)	—
Other expenses	507	191	130
Total expenses	773	(2,229)	132
Income from continuing operations before income tax expense (benefit)	7,978	8,053	635
Income tax expense (benefit)	(171)	698	(7)
Net income attributable to Corebridge Parent	8,149	7,355	642
Other comprehensive income (loss)	(26,114)	(4,506)	5,324
Total comprehensive income (loss) attributable to Corebridge Parent	$(17,965)	$2,849	$5,966
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*Eliminated for the consolidated Corebridge financial statements.
See accompanying Notes to Condensed Financial Information of Registrant.
Statements of Cash Flows – Parent Company Only

		Schedule II
Years Ended December 31,
(in millions)	2022	2021	2020
Net cash provided by (used in) operating activities	$1,149	$519	$405
Cash flows from investing activities:
Contributions to subsidiaries	—	—	(135)
Sales or distributions of:
Available for sale securities	1	132	2
Other invested assets	—	232	187
Maturities of fixed maturity securities available for sale	—	86	13
Principal payments received on mortgage and other loans receivable	—	61	59
Purchase of:
Other invested assets	—	(23)	(7)
Mortgage and other loans receivable issued	—	(26)	(17)
Acquisition of businesses, net of cash and restricted cash acquired	(107)	—	—
Net change in short-term investments	(1,034)	54	(191)
Net change in derivative assets and liabilities	223	—	—
Net cash provided by (used in) investing activities	(917)	516	(89)
Cash flows from financing activities:
Dividends paid on common stock	(876)	—	—
Issuance of long-term debt	7,451	—	—
Issuance of short-term debt	1,500	—	—
Repayments of short-term debt	(8,300)	—	—
Distributions to AIG	—	(1,008)	(450)
Distributions to Class B shareholder	—	(34)	—
Contributions from AIG	—	—	135
Net cash used in financing activities	(225)	(1,042)	(315)
Net increase (decrease) in cash and restricted cash	7	(7)	1
Cash and restricted cash at beginning of year	2	9	8
Cash and restricted cash at end of year	$9	$2	$9

Supplementary disclosure of cash flow information:
	Years ended December 31,
(in millions)	2022	2021	2020
Cash	$9	$2	$—
Restricted cash included in Other assets	—	—	9
Total cash and restricted cash shown in Statements of Cash Flows –
Corebridge Parent Company Only	$9	$2	$9
Cash (paid) received during the period for:
Taxes:
Income tax authorities	$116	$32	$39
Intercompany non-cash financing and investing activities:
Capital distributions	$—	$12,144	$—
Capital contributions	$—	$403	$126
See accompanying Notes to Condensed Financial Information of Registrant.
Notes to Condensed Financial Information of Registrant
1.     Basis of Presentation
Corebridge’s investments in consolidated subsidiaries are stated at cost plus equity in undistributed income of consolidated subsidiaries. The condensed financial statements of Corebridge Parent (the “Registrant”) should be read in conjunction with the consolidated financial statements of Corebridge and the notes thereto (the “Consolidated Financial Statements”). The accounting policies of the Registrant are consistent with the accounting policies disclosed on the consolidated financial statements as applicable.
The Registrant includes in its Statement of Income dividends from its subsidiaries and equity in undistributed income (loss) of consolidated subsidiaries, which represents the net income (loss) of each of its wholly owned subsidiaries.
Financial information presented for prior years were retrospectively adjusted to reflect the internal reorganization discussed in Note 1 of the consolidated financial statements of Corebridge.
We identified a misclassification related to the balance sheet presentation of the deferred tax assets which resulted in an overstatement of Deferred tax assets and an overstatement of deferred tax liabilities. These balance sheet-only items had no impact to total equity, the statements of income (loss) and comprehensive income (loss)and statement of cash flows. Accordingly, the deferred tax assets and deferred tax liabilities were decreased by $3.9 billion as of December 31, 2021.
2.     Debt
Short-term and long-term debt is carried at the principal amount borrowed, including unamortized discounts, and fair value adjustments, when applicable.
The following table lists our total debt outstanding at December 31, 2022 and December 31, 2021. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2022, including fixed and variable rates:

(in millions)	Range of Interest Rate(s)	Maturity Date(s)	December 31, 2022	December 31, 2021
Short-term debt issued or borrowed by Corebridge:
Affiliated senior promissory note with AIG	LIBOR+100bps	2022	$—	$8,317
Three-Year DDTL Facility	5.80%	2023	1,500	—
Total short-term debt			$1,500	$8,317
Long-term debt issued by Corebridge:
Senior unsecured notes(a)	3.50% - 4.40%	2025 - 2052	$6,500	$—
Hybrid junior subordinated notes	6.875%	2052	1,000	—
Total long-term debt			7,500	—
Debt issuance costs			(59)	—
Total long-term debt, net of debt issuance costs			$7,441	$—
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(a)Interest rates reflect contractual amounts and do not reflect the effective borrowing rate after giving effect to the cash flow hedges.
SENIOR UNSECURED NOTES AND DELAYED DRAW TERM LOAN
For further details regarding the Senior unsecured notes and Three-Year DDTL Facility, see Note 13 to our audited annual consolidated financial statements.
HYBRID JUNIOR SUBORDINATED NOTES
For further details regarding the Hybrid junior subordinated notes, see Note 13 to our audited annual consolidated financial statements.
AFFILIATED NOTE
In November 2021, Corebridge Parent issued an $8.3 billion senior promissory note to AIG. We used the net proceeds from the senior unsecured notes, the net proceeds from the hybrid junior subordinated notes and a portion of the borrowing of the Three-Year DDTL Facility, discussed in Note 13 to our audited annual consolidated financial statements, to repay the principal balance and accrued interest of this note to AIG. The interest rate per annum was equal to LIBOR plus 100 basis points and accrued semi-annually in arrears on March 1 and September 1 of each year, beginning on March 1, 2022.
AFFILIATED CREDIT FACILITIES
Corebridge Parent has entered into two revolving loan facilities where our participating subsidiaries can, on a several basis, borrow monies from Corebridge Parent subject to the terms and conditions stated therein. Principal amounts borrowed under each of these facilities could be repaid and re-borrowed, in whole or in part, from time to time, without penalty. As of December 31, 2022, there were no amounts owed under these facilities.
INTERCOMPANY LENDING FACILITIES
Corebridge Parent maintains two uncommitted intercompany lending facilities for its life insurance companies and certain other affiliates for short-term financing needs.
REVOLVING CREDIT AGREEMENT
On May 12, 2022, Corebridge Parent entered into the Revolving Credit Agreement (the “Credit Agreement”).
For further details regarding the Revolving credit agreement, see Note 13 to our audited annual consolidated financial statements.
LETTERS OF CREDIT
Effective July 28, 2022, Corebridge Parent replaced AIG as applicant and guarantor on two letters of credit totaling £80 million, for the benefit of AIG Life (United Kingdom). Effective January 1, 2023, Corebridge Parent replaced this letter of credit with a single letter of credit of £80 million. The letter of credit supports AIG Life (United Kingdom)’s capital position and will be counted as Tier 2 capital under EU Solvency II regulations as approved by the Prudential Regulation Authority.
AIG Bermuda had a $250 million letter of credit guaranteed by AIG that is used to support the credit for reinsurance provided by AIG Bermuda. Effective May 9, 2022, the letter of credit was reduced from $250 million to $175 million, and effective May 12, 2022, Corebridge Parent has replaced AIG as the guarantor.
For further details regarding the letters of credits, see Note 13 to our audited annual consolidated financial statements.
3.     Guarantees
Corebridge Parent is the guarantor of a promissory note between AGL and SAFG Capital LLC to fund warehousing the origination of GRE transactions and CLO transactions.
Corebridge Parent entered into a general guarantee in favor of each holder of any monetary obligation or liability of Corebridge Markets, LLC, which transacts in various capital markets instruments.
Corebridge Parent entered into a Capital and Liquidity Support Agreement with VALIC Trust Company Inc. for regulatory reasons.